Condensed Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current Assets:
Cash	$ 3,356	$ 5,148
Notes receivable - related party	25,000
Interest receivable - related party	10,273
Total Current Assets	38,629	5,148
Long-term related party note receivable	820,000
Total Assets	858,629	5,148
Current Liabilities:
Accounts payable	11,302	17,055
Note payable - related parties	40,000	44,000
Total Current Liabilities	51,302	61,055
Long-term Liabilities:
Notes payable - related parties, net of discount	274,797
Notes payable, net of discount	357,237
Total Liabilities	683,336	61,055
Stockholders' Equity (Deficit):
Common stock, $0.001 par value, 50,000,000 shares authorized, 5,832,482 shares issued and outstanding	5,833	5,833
Additional paid-in capital	1,153,966	454,754
Deficit accumulated prior to the development stage	(69,151)	(69,151)
Deficit accumulated during the development stage	(915,355)	(447,343)
Total Stockholders' Equity (Deficit)	175,293	(55,907)
Total Liabilities and Stockholders' Equity (Deficit)	$ 858,629	$ 5,148